Putnam Investments
100 Federal Street
Boston, MA 02110

January 29, 2021

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Equity Income Fund (the “Fund”) (Reg. No. 002-58869) (811-02742)
Post-Effective Amendment No. 68 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

                       We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the Staff of the Securities and Exchange Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated March 30, 2020, filed with the Commission on March 26, 2020. The Amendment is expected to become effective on March 30, 2021.

                       Reflected in the Amendment are changes to the Fund’s name and non-fundamental investment policy.

                       Any comments or questions on this filing may be directed to the undersigned at 1-617-760-2577.

Very truly yours,

/s/ Venice Monagan
Venice Monagan
Counsel

cc:	Timothy F. Cormier, Esq.
James E. Thomas, Esq.
Ropes & Gray LLP